Description of Business and Basis for Preparation	12 Months Ended
Dec. 31, 2018
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Basis for Preparation
Description of Business and Basis for Preparation

1.1 Reporting Entity

Spark Networks SE is domiciled in Germany. The company’s office is at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its fully owned subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium brands including EliteSingles, Jdate, Christian Mingle, SilverSingles, eDarling, JSwipe, and AttractiveWorld in 29 countries and 16 languages. Spark Networks SE is publicly listed on the NYSE American exchange under the ticker symbol “LOV”.

The Group was formed in 2017 through the merger of Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) with Affinitas as the accounting acquirer and, therefore, the accounting predecessor of Spark Networks. As such, these consolidated financial statements are presented using the pre-combination book values (including comparatives) from the consolidated financial statements of Affinitas. The merger with Spark, which became effective on November 2, 2017, is accounted for as a business combination using the acquisition method.

1.2 Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). They were authorized for issuance by the Group’s management board on April 26, 2019.

1.3 Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Group’s presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group’s foreign subsidiaries are prepared using the local currency as the subsidiary’s functional currency. The Group translates the assets and liabilities into euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the year. The resulting translation gain or loss is included in accumulated other comprehensive income and is excluded from net loss.

1.4 Use of judgments and estimates

In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in the year ending December 31, 2018 is included in the following notes:

•	recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources;

•	impairment test: key assumptions regarding underlying recoverable amounts;

•
classification and measurement of virtual employee share option plan: key assumptions underlying the classification of the virtual employee share-option plans as equity-settled, the binomial option-pricing valuation model to calculate the fair value of granted share-based awards;

•	recognition and measurement of internally generated software: key assumptions about the future economic benefits expected from those intangible assets;

•	recognition of deferred tax assets: availability of future taxable profit against which tax losses carried forward can be used;

•
acquisition of subsidiaries: fair value of the consideration transferred (including contingent consideration) and fair value of the assets acquired and liabilities assumed in accordance with IFRS 3 Business Combinations (“IFRS 3”); and

•
recognition of revenue: the amount of revenue is based on estimates about future refunds and chargebacks. Revenue is realized to the extent that it is probable that the future economic benefits flow to the Group.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group regularly reviews significant inputs and valuation adjustments.

If third party information, such as broker quotes or pricing services, is used to measure fair values, then the Group assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety at the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	share-based payment arrangements;

•	financial instruments; and

•	assets acquired and liabilities assumed in a business combination (acquisition of subsidiary)

1.5 Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the contingent consideration assumed in a business combination, which is measured at fair value on each reporting date.

1.6 New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2019, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard / interpretation
IFRS16	Leases
Amendments to IAS 19	Amendments to 'Plan Amendment, Curtailment or Settlement'
Amendments to IAS 28	Amendments to 'Long-term Interest in Associates and Joint Ventures' - Clarifications
Amendments to IFRS 9	Amendments to 'Prepayment Features with Negative Compensation' - Clarifications
Annual Improvements	Annual improvements to IFRS standards 2015-2017 cycle (IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes, IAS 23 Borrowing Costs)
IFRIC 23	Uncertainty over Income Tax Treatments

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the consolidated financial statements of the Group (except those discussed below).

The following standard is effective for periods starting on or after January 1, 2019:

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16.

The Group adopted IFRS 16 on January 1, 2019. Management has assessed the impact of the guidance and expects an immaterial negative impact on its operating results and an increase in its assets and liabilities in the Consolidated Balance Sheet of approximately €1,300 thousand.

The following standards were effective for annual periods starting on January 1, 2018, and were adopted by the Group for the first time in these consolidated financial statements:

IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much, and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts, and IFRIC 13 Customer Loyalty Programs. IFRS 15 is effective for annual periods beginning on or after January 1, 2018. The Group adopted IFRS 15 as of January 1, 2018 for the first time, applying the modified retrospective approach. Under the modified retrospective approach, the Group applied the new standards to all new contracts initiated on/after the effective date, and, for contracts which have remaining obligations as of the effective date, the Group entered an adjustment, if any, to the opening balance of retained earnings account. For contracts that had an original duration of one year or less, the Company used the practical expedient available under IFRS 15 applicable to such contracts and did not consider the time value of money or disclose the transaction price allocated to unfulfilled performance obligations as of the end of the reporting period. There was no cumulative impact to the Group’s retained earnings at January 1, 2018 from the adoption of IFRS 15. Under the chosen transition method, comparative information has not been restated and the comparative period disclosures repeat those disclosures made in the prior year.

The contract liabilities balance consists of advance payments that are received or due in advance of the Company's performance. At January 1, 2018, the current deferred income balance of €20,354 thousand was reclassified to the newly created financial statement caption current contract liabilities. The non-current deferred income balance of €23 thousand was reclassified to the newly created financial statement caption non-current contract liabilities.

Furthermore, the Group recognized a refund liability for estimated refunds resulting from the customer’s statutory right to revoke contracts for a specified period after the contract signing date. At January 1, 2018, the Group reclassified €120 thousand from the financial statement caption Other current provisions to the financial statement caption Other current financial liabilities.

For more information about our revenue recognition policy, see Note 3.2.

IFRS 9 Financial Instruments

IFRS 9 replaces the provisions of IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39") that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets, and hedge accounting. The Group adopted IFRS 9 with a date of transition of January 1, 2018. The adoption of IFRS 9 has resulted in changes in our accounting policies for recognition, classification, and measurement of financial assets and financial liabilities and impairment of financial assets.

As permitted by the transition provisions of IFRS 9, the Group elected not to restate the comparative figures and recognize any adjustment to carrying amounts of financial assets and liabilities to the opening balance of retained earnings. There is no cumulative impact to the Group’s retained earnings at January 1, 2018 from the adoption of IFRS 9.

IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7 Financial Instruments: Disclosures. Since comparative amounts were not restated, the comparative period disclosures repeat those disclosures made in the prior year. Consequently, for notes disclosures, the consequential amendment to IFRS 7 disclosures has only been applied to the current period.

The following table shows the original classification of financial assets and liabilities in accordance with IAS 39 and the new classification under IFRS 9 for each class of the Group's financial assets and liabilities at January 1, 2018.

There was no impact to the carrying amounts of financial assets and liabilities with the adoption of IFRS 9.

January 1, 2018 (in € thousands)	Classification pursuant to IAS 39	Original carrying amount pursuant to IAS 39	Classification pursuant to IFRS 9	New carrying amount pursuant to IFRS 9
Deposits	LaR	20	AC	20
Other receivables	LaR	3	AC	3
Other non-current financial assets		23		23
Trade receivables	LaR	6,814	AC	6,814
Deposits	LaR	2,099	AC	2,099
Other receivables	LaR	1,057	AC	1,057
Other current financial assets		3,156		3,156
Cash and cash equivalents	LaR	8,214	AC	8,214
Total financial assets		18,207		18,207
Borrowings	OFL	5,850	AC	5,850
Trade payables	OFL	11,489	AC	11,489
Other liabilities	OFL	6,515	AC	6,515
Other current financial liabilities		6,515		6,515
Total financial liabilities		23,854		23,854

For more information about financial instruments, see Note 3.13.